Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Formation and operating costs	$ 1,139,720	$ 20	$ 1,030,921	$ 3,769
Loss from operations	(1,139,720)	(20)	(1,030,921)	(3,769)
Other income:
Interest earned on marketable securities held in Trust Account	47,359	0	14,781	0
Change in fair value of warrant liabilities	7,280,000	0	(7,626,667)	0
Unrealized loss on marketable securities held in Trust Account	(1,840)	0	(2,201)	0
Other income, net	7,325,519	0	(7,614,087)	0
Net loss	6,185,799	(20)	(8,645,008)	$ (3,769)
Class A Common Stock
Other income:
Net loss	$ 0	$ 0	$ 10,883
Weighted average shares outstanding, basic and diluted (in Shares)	29,846,985	0	29,846,985	0
Basic and diluted net loss per common share (in Dollars per share)	$ 0	$ 0	$ 0.00	$ 0
Nonredeemable Common Stock
Other income:
Net loss	$ 6,185,799	$ (20)	$ (8,655,891)
Weighted average shares outstanding, basic and diluted (in Shares)	13,278,015	7,500,000	7,868,993	7,500,000
Basic and diluted net loss per common share (in Dollars per share)	$ 0.47	$ (0.00)	$ (1.10)	$ 0.00